Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In 2023, we adopted a new Clawback Policy as required pursuant to the listing standards of Nasdaq, Section 10D of the Exchange Act and Rule 10D-1 under the Exchange Act, and the Dodd-Frank Act. Our Clawback Policy generally provides that, in the event that we are required to prepare an accounting restatement, we must recover reasonably promptly (subject to limited exceptions set forth in the Compensation Recovery Policy and permitted under the Dodd-Frank Act), excess incentive compensation received by covered officers where that compensation was based on erroneously reported financial information.

In addition, our 2020 Plan (defined below) and 2024 Plan include a provision allowing for clawback whenever required by applicable law or Company policy.